SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Clawback Reserve on Incentive Income for DE Purposes
Fortress had recognized incentive income for DE purposes from certain private equity funds, credit PE funds and the private permanent capital vehicle, which are subject to contingent clawback, as of December 31, 2014:

Fund (A)	Net Intrinsic Clawback (B)	Periods in Intrinsic Clawback	Prior Year End Inception-to-Date Net DE Reserve	Current Year-to-Date Gross DE Reserve (Reversal)	Current Year-to-Date Net DE Reserve (Reversal)	Inception-to-Date Net DE Reserve	Notes
Fund II	$—	N/A	$1,334	$(1,999)	$(1,334)	$—	(C)
Fund III	45,108	28 Quarters	45,108	—	—	45,108	(D)
FRID	—	N/A	10,041	(16,447)	(10,041)	—	(E)
Total	$45,108		$56,483	$(18,446)	$(11,375)	$45,108

(A)
Fortress has recognized incentive income for DE purposes from the following funds, which do not have intrinsic clawback and for which the Fortress CODM has determined no clawback reserve is necessary: WWTAI, Credit Opportunities Fund, Credit Opportunities Fund II, certain FCO Managed Accounts, Real Estate Opportunities Fund, Real Estate Opportunities REOC Fund, Net Lease Fund I, Global Opportunities Fund and Japan Opportunity Fund.

(B)	See Note 3.

(C)
Based on the criteria determined by the CODM, management determined that a net reversal of $1.3 million of clawback reserve was appropriate. The fund is in process of liquidation and no clawback exists as of December 31, 2014.

(D)	The potential clawback on this fund has been fully reserved in prior periods.

(E)	During the second quarter of 2014, Fortress returned all prior net incentive income distributions received from the fund. The fund is in liquidation and no clawback exists as of December 31, 2014.

Summary of financial data on Fortress's segments
Summary financial data on Fortress’s segments is presented on the following pages, together with a reconciliation to revenues, assets and net income (loss) for Fortress as a whole. Fortress’s investments in, and earnings (losses) from, its equity method investees by segment are presented in Note 4.

	Private Equity			Credit
	Funds	Permanent Capital Vehicles	Liquid Hedge Funds	Hedge Funds	PE Funds	Logan Circle	Unallocated		Total
December 31, 2014 and the Year then Ended
Segment revenues
Management fees	$136,110	$69,360	$137,908	$113,825	$96,715	$46,996	$—		$600,914
Incentive income	2,854	65,448	16,067	121,768	254,461	106	—		460,704
Segment revenues - total	$138,964	$134,808	$153,975	$235,593	$351,176	$47,102	$—		$1,061,618

Fund management distributable earnings (loss) before Principal Performance Payments (B)	$88,081	$44,577	$25,443	$106,346	$111,442	$(6,582)	$—		$369,307

Fund management distributable earnings (loss)	$88,081	$38,990	$23,851	$87,244	$108,765	$(6,582)	$—		$340,349

Pre-tax distributable earnings (loss)	$183,078	$40,976	$22,371	$85,988	$121,669	$(5,267)	$(2,757)		$446,058

Total segment assets	$763,115	$173,627	$235,409	$143,428	$277,907	$63,413	$869,859	(A)	$2,526,758

(A)	Unallocated assets include cash of $382.2 million and deferred tax assets of $417.6 million.

	Private Equity			Credit
	Funds	Permanent Capital Vehicles	Liquid Hedge Funds	Hedge Funds	PE Funds	Logan Circle	Unallocated	Total
December 31, 2013 and the Year then Ended
Segment revenues
Management fees	$134,176	$61,200	$110,622	$101,890	$95,925	$35,833	$—	$539,646
Incentive income	13,211	18,101	150,700	190,846	120,137	—	—	492,995
Segment revenues - total	$147,387	$79,301	$261,322	$292,736	$216,062	$35,833	$—	$1,032,641

Fund management distributable earnings (loss) before Principal Performance Payments (B)	$95,547	$32,235	$125,482	$139,339	$57,299	$(11,819)	$—	$438,083

Fund management distributable earnings (loss)	$95,547	$29,834	$112,934	$120,863	$56,112	$(11,819)	$—	$403,471

Pre-tax distributable earnings (loss)	$109,089	$31,319	$116,488	$127,450	$63,766	$(8,542)	$(5,184)	$434,386

Total segment assets	$950,195	$160,877	$316,173	$185,677	$245,655	$59,783	$783,017	$2,701,377

December 31, 2012 and the Year then Ended
Segment revenues
Management fees	$118,990	$56,757	$77,531	$101,194	$98,393	$26,796	$—	$479,661
Incentive income	10,993	242	67,645	130,305	68,568	—	—	277,753
Segment revenues - total	$129,983	$56,999	$145,176	$231,499	$166,961	$26,796	$—	$757,414

Fund management distributable earnings (loss) before Principal Performance Payments (B)	$87,952	$27,306	$50,316	$105,999	$34,599	$(9,793)	$576	$296,955

Fund management distributable earnings (loss)	$87,952	$26,246	$45,284	$92,523	$34,015	$(9,793)	$576	$276,803

Pre-tax distributable earnings (loss)	$88,962	$27,310	$48,533	$97,525	$38,394	$(9,793)	$(13,420)	$277,511

(B)	See Note 8. Fund management distributable earnings (loss) is only reduced for the profit sharing component of the Principal Performance Payments.

Schedule of reconciliation between segment measures and GAAP measures
Reconciling items between segment measures and GAAP measures:

	Year Ended December 31,
	2014	2013	2012
Fund management distributable earnings	$340,349	$403,471	$276,803
Investment income (loss)	108,914	36,082	16,211
Interest expense	(3,205)	(5,167)	(15,503)
Pre-tax distributable earnings	446,058	434,386	277,511

Adjust incentive income
Incentive income received from private equity funds, the private permanent capital vehicle and credit PE funds, subject to contingent repayment	(255,533)	(126,479)	(71,181)
Incentive income received from third parties, subject to contingent repayment	(652)	(264)	(3,023)
Incentive income accrued from private equity funds, the private permanent capital vehicle and credit PE funds, not subject to contingent repayment	171,387	107,276	77,993
Incentive income received from the sale of shares related to options	(8,735)	(1,921)	(242)
Reserve for clawback, gross (see discussion above)	(1,999)	(7,397)	(8,380)
	(95,532)	(28,785)	(4,833)
Adjust other income
Distributions of earnings from equity method investees*	(71,810)	(15,316)	(6,028)
Earnings (losses) from equity method investees*	68,452	124,401	141,697
Gains (losses) on options in equity method investees	(29,913)	25,295	6,040
Gains (losses) on other investments	(14,069)	14,774	41,224
Impairment of investments (see discussion above)	2,701	1,117	1,338
Adjust income from the receipt of options	6,310	42,516	21,524
	(38,329)	192,787	205,795
Adjust employee, Principal and director compensation
Adjust employee, Principal and director equity-based compensation expense (including publicly traded permanent capital vehicle options assigned)	(30,610)	(45,947)	(221,975)
Adjust employee portion of incentive income from private equity funds, private permanent capital vehicle and credit PE funds, accrued prior to the realization of incentive income	(5,550)	(790)	3,015
	(36,160)	(46,737)	(218,960)

Adjust amortization of intangible assets and impairment of goodwill and intangible assets	(81)	(46)	(46)
Adjust non-controlling interests related to Fortress Operating Group units	(135,029)	(276,683)	(132,950)
Adjust tax receivable agreement liability	(33,116)	(8,787)	(8,870)
Adjust income taxes	(6,845)	(65,688)	(39,363)
Total adjustments	(345,092)	(233,939)	(199,227)
Net Income (Loss) Attributable to Class A Shareholders	100,966	200,447	78,284
Principals’ and Others’ Interests in Income (Loss) of Consolidated Subsidiaries	139,956	283,144	140,538
Redeemable Non-controlling Interests in Income (Loss) of Consolidated Subsidiaries	(709)	—	—
Net Income (Loss) (GAAP)	$240,213	$483,591	$218,822

*	This adjustment relates to all of the private equity, private permanent capital vehicle, credit PE Fortress Funds and hedge fund special investment accounts in which Fortress has an investment.

Reconciliation of Assets from Segment to Consolidated
Reconciling items between segment measures and GAAP measures:

	December 31,
	2014	2013
Total Segment Assets	$2,526,758	$2,701,377
Adjust equity investments from segment carrying amount	(37,169)	(42,811)
Adjust investments gross of employees' and others' portion	35,632	38,621
Adjust intangible assets to cost	(22,837)	(22,755)
Total assets (GAAP)	$2,502,384	$2,674,432

Schedule of reconciliation of revenues

	December 31,
	2014	2013	2012
Segment revenues	$1,061,618	$1,032,641	$757,414
Adjust management fees	1,324	917	522
Adjust incentive income*	(96,392)	(28,785)	(5,153)
Adjust income from the receipt of options	6,310	42,516	21,524
Adjust other revenues (including expense reimbursements)**	232,720	217,694	195,562
Total revenues (GAAP)	$1,205,580	$1,264,983	$969,869

*
Incentive income received from third parties, not subject to contingent repayment of $0.9 million, $0.0 million and $0.3 million during the years ended December 31, 2014, 2013 and 2012 are included in segment measures as part of incentive income, while included in GAAP as part of other revenues.

**
Segment revenues do not include GAAP other revenues, except to the extent they represent management fees or incentive income; such revenues are included elsewhere in the calculation of distributable earnings.

Schedule of Fortress's depreciation and amortization expense by segment
Fortress’s depreciation and amortization expense by segment prior to the allocation of corporate and intra-segment depreciation and amortization expenses to the business segments was as follows. Amortization expense, related to intangible assets, is not a component of distributable earnings.

	Private Equity			Credit
Year Ended December 31,	Funds	Permanent Capital Vehicles	Liquid Hedge Funds	Hedge Funds	PE Funds	Logan Circle	Corporate	Total
2014
Depreciation	$1,585	$851	$7,436	$5,462	$1,125	$334	$2,955	$19,748
Amortization	—	—	—	—	—	81	—	81
Total	$1,585	$851	$7,436	$5,462	$1,125	$415	$2,955	$19,829

2013
Depreciation	$1,525	$606	$2,223	$5,557	$422	$271	$3,040	$13,644
Amortization	—	—	—	—	—	46	—	46
Total	$1,525	$606	$2,223	$5,557	$422	$317	$3,040	$13,690

2012
Depreciation	$1,868	$484	$2,218	$5,996	$386	$329	$3,604	$14,885
Amortization	—	—	—	—	—	46	—	46
Total	$1,868	$484	$2,218	$5,996	$386	$375	$3,604	$14,931